SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF INCOME	12 Months Ended
Dec. 31, 2012
SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF INCOME [Abstract]
SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF INCOME
NOTE 12:-	SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF INCOME

a.	Financial income (expenses), net:

	Year ended December 31,
	2012	2011	2010
Financial income:
Foreign currency translation adjustments	$-	$43	$-
Realized gain on marketable securities	689	28	25
Interest and amortization/accretion of premium/discount on marketable securities	7	38	94
Dividend on equity marketable securities	216	260	155

	912	369	274
Financial expenses:
Other than temporary impairment of marketable securities	-	(336)	(95)
Bank charges	(33)	(45)	(45)
Foreign currency translation adjustments	(23)	-	(55)

	(56)	(381)	(195)

	$856	$(12)	$79

b.	Allowance for doubtful accounts:

The balance of the allowance for doubtful accounts for the years ended December 31, 2012, 2011 and 2010, was $ 0.

There was no change in the allowance for doubtful accounts for the years ended December 31, 2012 and 2011. The change in the allowance for doubtful accounts for the year ended 2010 was $ 3.